Segments and Geographical Information (Tables)	6 Months Ended
Jun. 30, 2024
Segments and Geographical Information [Abstract]
Schedule of Information About the Operating Segments	Information about the operating segments for the six months ended June 30, 2024 and 2023 is as follows:
	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2024:

Revenues	$6,662	$12,687	$401	$(16)	$19,734

Gross profit	$1,620	$2,988	$150	$-	$4,758

Allocated operating expenses	$1,103	$1,683	$122	$-	$2,908

Unallocated operating expenses	-	-	-	-	$345

Operating Income (loss)	$517	$1,305	$28	$-	$1,505

Financial expenses	-	-	-	-	$(262)

Net Income before tax	-	-	-	-	$1,243

Tax on income	-	-	-	-	$1

Net Income	-	-	-	-	$1,242

	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2023:

Revenues	$6,948	$15,350	$1,257	$(77)	$23,478

Gross profit	$1,796	$3,253	$20	$-	$5,069

Allocated operating expenses	$1,097	$1,859	$130	$-	$3,086

Unallocated operating expenses	-	-	-	-	$374

Operating Income (loss)	$699	$1,394	$(110)	$-	$1,609

Financial expenses	-	-	-	-	$(343)

Net Income before tax	-	-	-	-	$1,266

Tax on income	-	-	-	-	$-

Net Income	-	-	-	-	$1,266

Schedule of Total Revenues	The following presents total revenues for the six months ended June 30, 2024 and 2023 based on the location of customers:
	June 30,
	2024	2023
	Unaudited

Israel	$18,041	$19,765
Far East	54	707
India	796	1,060
Europe	463	838
United States	377	1,080
Others	3	28

	$19,734	$23,478